Corporate Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
2014 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 637	$ 637
2011 to 2020 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	1,808	$ 1,808
2018 to 2020 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 4